Loans and Financial Liabilities - Secured Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 28, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Secured Notes			$ 1,025,000	$ 1,025,000
2028 Secured Notes
Disclosure of detailed information about borrowings [line items]
Secured Notes		$ 675,000
Secured Notes, fixed rate		5.00%
Loan maturity		2028
Secured notes payment description			semi-annual interest payments.
2029 Secured Notes
Disclosure of detailed information about borrowings [line items]
Secured Notes	$ 350,000
Secured Notes, fixed rate	5.625%
Percentage of secured vessel financings			80.00%
Loan maturity	2029
Secured notes payment description			semi-annual interest payments.
2025 Secured Notes
Disclosure of detailed information about borrowings [line items]
Secured Notes			$ 675,000
Secured Notes, fixed rate			13.00%
Gain (loss) on remeasurement of embedded derivatives				7,300	$ 27,000
Gain (loss) on embedded derivative				40,600
Gain (loss) on derecognition of embedded derivatives				$ 33,300
Loan maturity	2025		2025